Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision In Lieu Of Income Taxes [Abstract]
U.S. federal statutory rate			21.00%	21.00%	35.00%
Re-measurement of liability in lieu of deferred income taxes	$ 1,600,000,000				$ 21,000,000
Increase (decrease) in liability for deferred income taxes		$ 3,000,000
Net liability in lieu of deferred income taxes			$ 1,821,000,000	$ 1,602,000,000
Accrued interest			0	0
Benefit (expense) from interest and penalties			$ 0	$ 0	$ 0